Income/(loss) Per Share - Schedule of Computation of Basic Loss Per Share (EPS) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic loss per share (in dollars per share)	$ 0.13	$ 0	$ 0.18	$ (0.03)
Diluted loss per share (in dollars per share)	$ 0.12	$ 0	$ 0.18	$ (0.03)
Issued ordinary shares at the end of the period (in shares)	264,080,391	254,263,598	264,080,391	254,263,598	264,080,391
Net income / (loss) - basic	$ 31.7	$ 0.8	$ 46.1	$ (6.6)
Convertible bond interest using the if converted method	3.0	0.0	6.0	0.0
Net income/(loss) - diluted	$ 34.7	$ 0.8	$ 52.1	$ (6.6)
Weighted-average shares outstanding, basic (in shares)	251,189,331	244,777,228	251,953,928	239,806,937
Weighted-average shares outstanding, diluted (in shares)	288,436,630	248,919,706	289,349,337	239,806,937
Dilutive shares included in adjustment (in shares)	37,247,299	4,142,478	37,395,409	0
Dilutive effect of conversion of debt securities (in shares)	33,554,319		33,554,319
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	0	34,027,031	0	34,027,031
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	2,100,000	280,000	2,100,000	9,220,000
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	750,000	500,000	750,000	500,000
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	0	0	0	88,584
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect of share options and RSU (in shares)	8,118,362	9,028,584	8,118,362
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect of share options and RSU (in shares)	862,780	88,584	862,780